Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash income tax payments, net of refunds	$ 1,695	$ 1,351	$ 1,198
Cash interest payments	$ 472	$ 524	$ 370